Segment Data - Disclosure on Geographic Areas, Long-Lived Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 1,836.6	$ 1,863.8
US [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	1,084.2	1,122.1
Other Countries [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 752.4	$ 741.7